INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
INTANGIBLE ASSETS, NET
Amortization of Intangible Assets	$ 24,030	$ 15,677	$ 12,166
Estimated amortization expense year one	20,837
Estimated amortization expense year two	14,543
Estimated amortization expense year three	11,110
Estimated amortization expense year four	9,431
Estimated amortization expense year five	6,324
Impairment loss on acquired intangible assets	$ 136	$ 0	$ 0